UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 08685

ROCHDALE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

570 LEXINGTON AVENUE
NEW YORK, NY 10022-6837
(Address of principal executive offices) (Zip code)

RITA DAM
U.S. BANCORP FUND SERVICES, LLC
2020 E. FINANCIAL WAY
GLENDORA, CA 91741
(Name and address of agent for service)

(212) 702-3500
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Large Growth Portfolio

Shares		Value
COMMON STOCKS - 100.6%
Consumer Discretionary - 11.4%
1,199	Best Buy Co., Inc.	$52,192
1,477	Black & Decker Corp.	121,247
4,246	Coach, Inc. (a)	133,155
4,300	Darden Restaurants, Inc.	130,591
1,997	Fortune Brands, Inc.	162,416
2,126	H&R Block, Inc.	50,981
2,245	Harley-Davidson, Inc.	108,748
12,971	Home Depot, Inc. (b)	494,714
1,437	International Game Technology	38,799
3,668	Lowe's Cos., Inc.	236,219
3,546	McGraw-Hill Cos., Inc. (b)	170,350
1,934	NIKE, Inc. (b)	157,969
2,551	Omnicom Group, Inc.	213,340
2,394	Sherwin-Williams Co.	105,504
2,143	Stanley Works/The	100,035
2,772	Yum! Brands, Inc.	134,193
		2,410,453
Consumer Staples - 18.1%
8,585	Altria Group, Inc. (b)	632,800
3,694	Campbell Soup Co.	109,896
2,135	Clorox Co./The (b)	118,578
10,806	Coca-Cola Co.	466,711
3,558	Colgate-Palmolive Co.	187,827
2,941	Gillette Co.	171,166
2,194	McCormick & Co., Inc.	71,590
8,328	PepsiCo, Inc.	472,281
11,502	Procter & Gamble Co. (b)	683,909
5,449	Sara Lee Corp. (b)	103,259
6,483	Sysco Corp.	203,372
2,573	UST, Inc. (b)	107,706
11,100	Wal-Mart Stores, Inc. (b)	486,402
		3,815,497
Energy - 6.8%
1,441	Baker Hughes, Inc. (b)	85,999
2,600	BJ Services Co. (b)	93,574
19,875	Exxon Mobil Corp.	1,262,857
		1,442,430
Financials - 3.9%
6,570	American Express Co.	377,381
4,586	Federated Investors, Inc.	152,393
800	Progressive Corp./The (b)	83,816
3,894	SLM Corp.	208,874
		822,464
Health Care - 20.5%
5,672	Abbott Laboratories	240,493
3,700	Amgen, Inc. (a)(b)	294,779
1,100	Becton, Dickinson & Co.	57,673
3,287	Biomet, Inc.	114,092
4,700	Boston Scientific Corp. (a)(b)	109,839
3,114	C.R. Bard, Inc.	205,617

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Large Growth Portfolio

Shares		Value
Health Care, Continued
1,586	Cardinal Health, Inc.	$100,616
1,690	Express Scripts, Inc. (a)(b)	105,118
1,018	Genzyme Corp. (a)(b)	72,929
5,962	IMS Health, Inc.	150,064
13,784	Johnson & Johnson	872,252
2,200	Laboratory Corp. of America Holdings (a)(b)	107,162
6,166	Medtronic, Inc.	330,621
2,000	Merck & Co., Inc.	54,420
4,100	Pfizer, Inc.	102,377
4,058	Quest Diagnostics, Inc.	205,091
3,762	St. Jude Medical, Inc. (a)	176,062
3,570	Stryker Corp. (b)	176,465
10,726	UnitedHealth Group, Inc. (b)	602,801
2,227	Waters Corp. (a)	92,643
2,299	Zimmer Holdings, Inc. (a)(b)	158,378
		4,329,492
Industrials - 13.3%
1,935	3M Co. (b)	141,952
2,483	American Standard Cos., Inc.	115,584
3,910	Caterpillar, Inc.	229,712
4,222	Danaher Corp.	227,270
3,000	Equifax, Inc.	104,820
38,633	General Electric Co.	1,300,773
1,536	Illinois Tool Works, Inc.	126,459
2,200	Monster Worldwide, Inc. (a)(b)	67,562
1,977	PACCAR, Inc.	134,219
2,350	United Parcel Service, Inc. (b)	162,455
4,042	United Technologies Corp.	209,537
		2,820,343
Information Technology - 22.7%
6,196	Adobe Systems, Inc. (b)	184,951
118	Apple Computer, Inc. (a)	6,326
3,188	Autodesk, Inc.	148,051
3,936	Automatic Data Processing, Inc.	169,405
24,017	Cisco Systems, Inc. (a)(b)	430,625
2,574	Citrix Systems, Inc. (a)(b)	64,710
18,646	Dell, Inc. (a)	637,693
4,965	First Data Corp.	198,600
21,906	Intel Corp.	539,983
3,481	International Business Machines Corp. (IBM)	279,246
3,374	Intuit, Inc. (a)	151,189
45,576	Microsoft Corp. (b)	1,172,671
1,800	Nvidia Corp. (a)(b)	61,704
33,432	Oracle Corp. (a)	414,222
4,000	Qualcomm, Inc.	179,000
6,618	Symantec Corp. (a)(b)	149,964
		4,788,340
Materials - 3.0%
5,178	Allegheny Technologies, Inc. (b)	160,415
3,706	Ball Corp.	136,158

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Large Growth Portfolio

Shares		Value
Materials, Continued
2,755	Ecolab, Inc.	$87,967
2,000	International Flavors & Fragrances, Inc.	71,280
1,767	Sealed Air Corp. (a)(b)	83,862
1,499	Sigma-Aldrich Corp.	96,026
		635,708
Utilities - 0.9%
1,665	TXU Corp.	187,945

TOTAL COMMON STOCKS
(Cost $18,451,033)		21,252,672

SHORT TERM INVESTMENT - 0.0%
Money Market Investments - 0.0%
58	First American Prime Obligations Fund	58

TOTAL SHORT TERM INVESTMENT
(Cost $58)		58

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 33.6%
Commercial Paper: 7.0%
$295,564	CCN Independence, 3.290%, 04/17/06	295,564
295,564	CCN Orchard Park, 3.190%, 04/06/06	295,564
295,564	Lakeside Funding LLC, 0.000%, 10/11/05	295,564
295,540	Liquid Funding Ltd., 3.540%, 12/12/05	295,540
295,564	Morgan Stanley, 0.000%, 03/01/06	295,564
		1,477,796
Repurchase Agreement: 26.6%
5,615,727	Morgan Stanley, 3.950%, due 10/03/05
	(collaterlized by FNMAs, 0.000%, due 3/1/34 to 12/1/34,
	valued at $5,880,937. Repurchase proceeds are $5,617,573.)	5,615,727

Money Market Investment: 0.0%
20	Merrill Lynch Premier Institutional Fund	20

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $7,093,543)		7,093,543

TOTAL INVESTMENTS
(Cost $25,544,634) - 134.2%		28,346,273
Liabilities in Excess of Other Assets - (34.2)%		(7,217,389)
TOTAL NET ASSETS - 100.0%		$21,128,884

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Large Growth Portfolio

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	This security or a portion of this security is out on loan at September 30, 2005. Total loaned securities had a market value of $7,237,796 at September 30, 2005.

+	At September 30, 2005 the aggregate unrealized appreciation and depreciation of securities, based on their cost of federal income tax purposes, was as follows:

Cost of investments for tax purposes	$25,560,780
Gross tax unrealized appreciation	3,417,136
Gross tax unrealized depreciation	(631,644)
Net tax unrealized appreciation	$2,785,492

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Large Value Portfolio

Shares		Value
COMMON STOCKS - 99.0%
Consumer Discretionary - 7.3%
2,571	Brunswick Corp.	$97,004
5,813	Carnival Corp. (b)	290,534
828	Centex Corp. (b)	53,472
2,500	Darden Restaurants, Inc.	75,925
4,781	Gannett Co., Inc.	329,076
2,514	Johnson Controls, Inc.	155,994
2,629	Leggett & Platt, Inc.	53,106
5,118	Limited, Inc. (b)	104,561
2,141	McDonald's Corp.	71,702
4,522	Nordstrom, Inc.	155,195
5,544	Pulte Homes Corp.	237,948
7,962	Time Warner, Inc. (b)	144,192
1,300	VF Corp. (b)	75,361
3,068	Walt Disney Co./The (b)	74,031
		1,918,101
Consumer Staples - 2.4%
7,800	Archer-Daniels-Midland Co.	192,348
2,400	General Mills, Inc.	115,680
3,781	Reynolds American, Inc. (b)	313,899
		621,927
Energy - 11.3%
700	Amerada Hess Corp.	96,250
1,000	Anadarko Petroleum Corp. (b)	95,750
2,827	Apache Corp.	212,647
2,595	Burlington Resources, Inc.	211,025
12,372	ChevronTexaco Corp.	800,840
6,808	ConocoPhillips	475,947
2,162	Devon Energy Corp.	148,400
7,062	El Paso Corp. (b)	98,162
2,000	EOG Resources, Inc. (b)	149,800
2,392	Marathon Oil Corp.	164,881
4,251	Occidental Petroleum Corp.	363,163
1,558	Valero Energy Corp. (b)	176,147
		2,993,012
Financials - 40.7%
4,814	ACE Ltd.	226,595
7,387	Aflac, Inc. (b)	334,631
7,225	Allstate Corp./The (b)	399,470
22,724	Bank of America Corp. (b)	956,680
1,157	Bear Stearns Companies Inc./The	126,981
3,354	Capital One Financial Corp. (b)	266,710
1,818	Chubb Corp./The (b)	162,802
1,400	CIT Group, Inc.	63,252
28,339	Citigroup, Inc. (b)	1,289,991
8,421	Countrywide Financial Corp. (b)	277,725
8,500	Equity Office Properties Trust	278,035
1,051	Federal Home Loan Mortgage Corp.	59,340
1,016	Franklin Resources, Inc.	85,303
4,376	Golden West Financial Corp. (b)	259,891
3,592	Goldman Sachs Group, Inc.	436,715
3,894	Hartford Financial Services Group, Inc. (b)	300,500
5,400	Health Care REIT, Inc.	200,286
11,134	JP Morgan Chase & Co.	377,777
2,205	Lehman Brothers Holdings, Inc.	256,838
3,208	MBIA, Inc. (b)	194,469
12,120	MBNA Corp.	298,637
5,466	Merrill Lynch & Co., Inc.	335,339

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Large Value Portfolio

Shares		Value
Financials, Continued
8,239	Metlife, Inc. (b)	$410,549
5,905	Morgan Stanley Dean Witter & Co.	318,516
6,194	National City Corp.	207,127
2,800	Plum Creek Timber Co., Inc. (b)	106,148
4,058	Progressive Corp./The	425,157
1,400	Providian Financial Corp. (a)	24,752
2,552	Prudential Financial, Inc. (b)	172,413
2,600	Simon Property Group, Inc. (b)	192,712
1,700	St. Paul Cos., Inc./The	76,279
5,051	Torchmark Corp.	266,844
7,128	UnumProvident Corp. (b)	146,124
17,185	US Bancorp	482,555
1,755	Wachovia Corp.	83,521
10,034	Wells Fargo & Co. (b)	587,691
600	XL Capital Ltd.	40,818
		10,729,173
Health Care - 9.3%
3,760	Aetna, Inc. (b)	323,886
1,988	AmerisourceBergen Corp. (b)	153,672
2,000	Biogen Idec, Inc. (a)	78,960
4,888	Caremark Rx, Inc. (a)(b)	244,058
1,959	Cigna Corp.	230,888
2,733	Fisher Scientific International, Inc. (a)(b)	169,583
3,503	Laboratory Corp. of America Holdings (a)(b)	170,631
2,489	Medco Health Solutions, Inc. (a)	136,472
24,058	Pfizer, Inc. (b)	600,728
4,634	Wellpoint, Inc. (a)	351,350
		2,460,228
Industrials - 14.0%
5,478	B.F. Goodrich Co.	242,894
2,943	Burlington Northern Santa Fe Corp.	175,991
8,000	Cendant Corp. (b)	165,120
1,700	Cummins, Inc. (b)	149,583
2,891	Deere & Co.	176,929
859	FedEx Corp.	74,845
4,062	General Dynamics Corp.	485,612
1,000	Grainger (W.W.), Inc.	62,920
10,246	Ingersoll-Rand Co., Ltd.	391,705
4,068	L-3 Communications Holdings, Inc. (b)	321,657
9,500	Masco Corp.	291,460
7,584	Norfolk Southern Corp.	307,607
4,616	Northrop Grumman Corp.	250,880
1,650	PACCAR, Inc.	112,018
2,142	Parker Hannifin Corp.	137,752
12,268	Tyco International Ltd.	341,664
		3,688,637
Information Technology - 4.1%
2,200	Advanced Micro Devices, Inc. (a)(b)	55,440
3,428	Affiliated Computer Services, Inc. (a)(b)	187,169
3,154	Computer Sciences Corp. (a)(b)	149,215
20,469	Hewlett-Packard Co.	597,695
2,646	Nvidia Corp. (a)(b)	90,705
		1,080,224
Materials - 2.6%
2,000	Alcoa, Inc.	48,840
2,265	Eastman Chemical Co.	106,387
3,093	Georgia-Pacific Corp.	105,348
1,600	Louisiana-Pacific Corp. (b)	44,304
3,574	Nucor Corp.	210,830
1,080	Phelps Dodge Corp. (b)	140,324

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Large Value Portfolio

Shares		Value
Materials, Continued
1,000	United States Steel Corp. (b)	$42,350
		698,383
Telecommunication Services - 2.5%
4,657	BellSouth Corp.	122,479
5,473	Citizens Communications Co. (b)	74,159
5,799	SBC Communications, Inc. (b)	139,002
2,991	Sprint Nextel Corp.	71,126
7,946	Verizon Communications, Inc.	259,755
		666,521
Utilities - 4.8%
10,300	Allegheny Energy, Inc. (a)(b)	316,416
2,200	CMS Energy Corp. (a)(b)	36,190
2,950	DTE Energy Co.	135,287
4,229	Exelon Corp. (b)	225,998
4,100	NiSource, Inc.	99,425
1,300	PG&E Corp.	51,025
12,000	Select Sector SPDR Fund	403,200
		1,267,541
TOTAL COMMON STOCKS
(Cost $21,360,228)		26,123,747

SHORT TERM INVESTMENT - 0.4%
Money Market Investments - 0.4%
95,165	First American Prime Obligations Fund	95,165

TOTAL SHORT TERM INVESTMENT
(Cost $95,165)		95,165

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 40.7%
Commercial Paper: 8.5%
$447,228	CCN Independence, 3.290%, 04/17/06	447,228
447,228	CCN Orchard Park, 3.190%, 04/06/06	447,228
447,228	Lakeside Funding LLC, 0.000%, 10/11/05	447,228
447,192	Liquid Funding Ltd., 3.540%, 12/12/05	447,192
447,288	Morgan Stanley, 0.000%, 03/01/06	447,228
		2,236,104
Repurchase Agreement: 32.2%
8,497,336	Morgan Stanley, 3.950%, due 10/03/05
	(collaterlized by FNMAs, 0.000%, due 3/1/34 to 12/1/34,
	valued at $8,898,637. Repurchase proceeds are $8,500,133.)	8,497,336

Money Market Investment: 0.0%
31	Merrill Lynch Premier Institutional Fund	31

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $10,733,471)		10,733,471

TOTAL INVESTMENTS
(Cost $32,188,864) - 140.1%		$36,952,383
Liabilities in Excess of Other Assets - (40.1)%		(10,566,362)
TOTAL NET ASSETS - 100.0%		$26,386,021

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Large Value Portfolio

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	This security or a portion of this security is out on loan at September 30, 2005. Total loaned securities had a market value of $ 10,948,829 at September 30, 2005.

+	At September 30, 2005 the aggregate unrealized appreciation and depreciation of securities, based on their cost of federal income tax purposes, was as follows:

Cost of investments for tax purposes	$32,202,904
Gross tax unrealized appreciation	5,100,237
Gross tax unrealized depreciation	(350,759)
Net tax unrealized appreciation	$4,749,479

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Mid/Small Growth Portfolio

Shares		Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 15.7%
4,448	Abercrombie & Fitch Co.	$221,733
7	Aeropostale, Inc. (a)	149
6,696	Applebee's International, Inc.	138,540
3,236	Arbitron, Inc.	128,922
2,273	Arctic Cat, Inc.	46,687
4,220	Argosy Gaming Co. (a)	198,298
3,307	Blyth, Inc.	73,713
1,403	Brinker International, Inc. (b)	52,697
2,647	CEC Entertainment, Inc. (a)(b)	84,069
7,692	Chico's FAS, Inc. (a)(b)	283,066
2,724	Claire's Stores, Inc.	65,730
3,779	Dollar Tree Stores, Inc. (a)(b)	81,815
1,213	Ethan Allen Interiors, Inc. (b)	38,028
4,189	Fossil, Inc. (a)(b)	76,198
3,424	GTECH Holdings Corp. (b)	109,773
2,220	Guitar Center, Inc. (a)(b)	122,566
1,133	Harman International Industries, Inc.	115,872
5,924	Harte-Hanks, Inc.	156,571
7,348	K-Swiss, Inc.	217,280
6,946	Michaels Stores, Inc. (b)	229,635
362	NVR, Inc. (a)(b)	320,352
3,108	O'Reilly Automotive, Inc. (a)	87,583
2,928	Outback Steakhouse, Inc.	107,165
2,066	Oxford Industries, Inc.	93,218
2,200	Petco Animal Supplies, Inc. (a)	46,552
2,794	Polaris Industries, Inc. (b)	138,443
4,000	Quiksilver, Inc. (a)(b)	57,800
4,700	Reader's Digest Association, Inc.	75,059
5,986	Ross Stores, Inc.	141,868
5,643	SCP Pool Corp.	197,110
4,000	Shuffle Master, Inc. (a)(b)	105,720
4,137	Sonic Corp. (a)	113,147
3,321	Thomas Nelson, Inc.	62,302
4,200	Thor Industries, Inc.	142,800
4,906	Timberland Co./The (a)	165,725
2,600	Toll Brothers, Inc. (a)(b)	116,142
2,914	Valassis Communications, Inc. (a)(b)	113,588
93	Washington Post Co.	74,632
3,596	Westwood One, Inc.	71,524
1,214	Williams-Sonoma, Inc. (a)(b)	46,557
3,363	Winnebago Industries, Inc.	97,426
		4,816,055
Consumer Staples - 3.8%
2,500	Church & Dwight Co., Inc.	92,350
860	Delta and Pine Land Co.	22,713
4,090	Energizer Holdings, Inc. (a)	231,903
5,761	Hormel Foods Corp.	190,055
5,004	NBTY, Inc. (a)	117,594
3,794	Sanderson Farms, Inc.	140,985
4,201	Spectrum Brands, Inc. (a)	98,934
1,300	USANA Health Sciences, Inc. (a)	62,010
6,544	WD-40 Co.	173,481
300	Whole Foods Market, Inc. (b)	40,335
		1,170,360
Energy - 10.6%
1,799	Cal Dive International, Inc. (a)(b)	114,075
2,440	CARBO Ceramics, Inc. (b)	161,016
2,400	Frontier Oil Corp.	106,440

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Growth Portfolio

Shares		Value
Energy, Continued
10,576	Grant Prideco, Inc. (a)	$429,914
4,993	Lone Star Technologies, Inc. (a)(b)	277,561
5,308	Murphy Oil Corp.	264,710
9,000	National-Oilwell, Inc. (a)(b)	592,200
2,808	Noble Energy, Inc.	131,695
6,344	Patterson-UTI Energy, Inc. (b)	228,891
2,245	Petroleum Development Corp. (a)	86,073
3,530	Remington Oil & Gas Corp. (a)	146,495
2,242	Unit Corp. (a)	123,938
2,994	Western Gas Resources, Inc. (b)	153,383
10,001	XTO Energy, Inc. (b)	453,245
		3,269,636
Financials - 10.3%
5,225	Arthur J. Gallagher & Co. (b)	150,532
6,382	Associated Banc-Corp. (b)	194,523
2,933	Bank of Hawaii Corp.	144,362
2,840	Brown & Brown, Inc.	141,120
3,862	Commerce Bancorp Inc. (b)	118,525
884	Cullen/Frost Bankers, Inc.	43,617
10,782	Eaton Vance Corp.	267,609
2,728	First Bancorp	46,158
1,718	First Midwest Bancorp, Inc. (b)	63,978
3,503	Hilb Rogal & Hobbs Co. (b)	130,732
3,411	Hudson United Bancorp	144,388
3,288	Investors Financial Services Corp. (b)	108,175
4,357	Legg Mason, Inc.	477,919
5,000	MoneyGram International, Inc.	108,550
1,897	New Century Financial Corp.	68,804
1,531	Philadelphia Consolidated Holding Co. (a)(b)	129,982
5,010	SEI Investments Co.	188,276
6,436	TCF Financial Corp.	172,163
3,300	Trustco Bank Corp.	41,349
4,000	Waddell & Reed Financial, Inc. (b)	77,440
2,052	Westamerica Bancorporation	105,986
3,630	World Acceptance Corp. (a)	92,238
2,600	Zenith National Insurance Corp.	162,994
		3,179,420
Health Care - 22.9%
5,166	Advanced Medical Optics, Inc. (a)	196,050
4,969	Amedisys, Inc. (a)(b)	193,791
2,600	American Healthways, Inc. (a)(b)	110,240
5,740	American Medical Systems Holdings, Inc. (a)	115,661
2,781	Amsurg Corp. (a)(b)	76,088
4,136	Apria Healthcare Group, Inc. (a)	131,980
5,094	Barr Pharmaceuticals, Inc. (a)	279,762
1,700	Biosite, Inc. (a)(b)	105,162
3,370	Centene Corp. (a)	84,351
6,137	Cephalon, Inc. (a)(b)	284,880
2,950	Cerner Corp. (a)(b)	256,443
4,863	Charles River Laboratories International, Inc. (a)(b)	212,124
2,900	Chemed Corp.	125,686
700	Cooper Cos., Inc. (b)	53,627
5,282	Coventry Health Care, Inc. (a)	454,358
7,574	Cytyc Corp. (a)	203,362
4,354	Dendrite International, Inc. (a)	87,472
4,446	Dentsply International, Inc.	240,173
2,658	Diagnostic Products Corp.	140,156
3,000	DJ Orthopedics, Inc. (a)(b)	86,820
3,583	Edwards Lifesciences Corp. (a)	159,121
4,714	Henry Schein, Inc. (a)	200,911

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Growth Portfolio

Shares		Value
Health Care, Continued
2,722	Hillenbrand Industries, Inc.	$128,070
3,096	Kensey Nash Corp. (a)(b)	94,923
2,344	LifePoint Hospitals, Inc. (a)(b)	102,503
4,833	Lincare Holdings, Inc. (a)(b)	198,395
3,748	Mentor Corp. (b)	206,177
13,065	Odyssey HealthCare, Inc. (a)	221,713
4,260	Patterson Cos., Inc. (a)(b)	170,528
1,700	Pediatrix Medical Group, Inc. (a)(b)	130,594
3,006	Pharmaceutical Product Development, Inc. (a)	172,875
1,300	PolyMedica Corp.	45,422
8,200	Protein Design Labs, Inc. (a)	229,600
8,327	Regeneron Pharmaceuticals, Inc. (a)	79,023
4,361	Renal Care Group, Inc. (a)	206,363
5,192	Respironics, Inc. (a)	218,999
1,960	Sierra Health Services (a)	134,985
4,870	Sybron Dental Specialties, Inc. (a)(b)	202,495
2,568	Techne Corp. (a)(b)	146,325
1,528	UnitedHealth Group, Inc. (b)	85,874
7,899	Varian Medical Systems, Inc. (a)(b)	312,089
6,499	VCA Antech, Inc. (a)	165,854
		7,051,025
Industrials - 18.0%
2,337	AMETEK, Inc. (b)	100,421
4,256	Armor Holdings, Inc. (a)(b)	183,051
1,100	Brady Corp. (b)	34,034
4,812	C.H. Robinson Worldwide, Inc. (b)	308,545
4,371	Career Education Corp. (a)(b)	155,433
5,903	ChoicePoint, Inc. (a)	254,832
7,004	Corinthian Colleges, Inc. (a)(b)	92,943
3,442	Donaldson Co., Inc. (b)	105,084
1,400	Dun & Bradstreet Corp. (a)	92,218
4,198	Engineered Support Systems, Inc.	172,286
4,494	Expeditors International Washington, Inc. (b)	255,169
700	Forward Air Corp.	25,788
4,731	Graco, Inc. (b)	162,179
1,787	Harsco Corp.	117,174
4,443	Heartland Express, Inc. (b)	90,371
979	Hubbell, Inc.	45,944
3,727	IDEX Corp.	158,584
4,080	Intermagnetics General Corp. (a)	113,995
5,405	ITT Educational Services, Inc. (a)	266,737
6,252	J.B. Hunt Transport Services, Inc. (b)	118,851
4,495	John H. Harland Co.	199,578
6,870	Knight Transportation, Inc. (b)	167,353
4,307	Korn/Ferry International (a)	70,592
5,216	Landstar System, Inc.	208,796
4,189	Mercury Computer Systems, Inc. (a)(b)	109,961
5,508	Oshkosh Truck Corp.	237,725
3,420	Pentair, Inc.	124,830
7,376	Precision Castparts Corp.	391,666
6,722	Roper Industries, Inc. (b)	264,107
7,670	Simpson Manufacturing Co., Inc.	300,204
4,169	Stericycle, Inc. (a)(b)	238,258
4,660	Toro Co.	171,302
2,920	Vertrue, Inc. (a)	106,142
3,919	Wabash National Corp.	77,048
		5,521,201
Information Technology - 15.1%
5,614	Acxiom Corp. (b)	105,094
1,000	Amphenol Corp.	40,340

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Growth Portfolio

Shares		Value
Information Technology, Continued
9,660	ANSYS, Inc. (a)(b)	$371,813
4,216	Cabot Microelectronics Corp. (a)(b)	123,866
4,602	Catapult Communications Corp. (a)	84,401
3,624	CDW Corp. (b)	213,526
3,431	Certegy, Inc.	137,309
4,378	Cognizant Technology Solutions Corp. (a)	203,971
1,000	Diebold, Inc.	34,460
1,759	Dionex Corp. (a)	95,426
2,718	DST Systems, Inc. (a)(b)	149,028
5,448	FactSet Research Systems, Inc.	191,987
10,526	Flir Systems, Inc. (a)	311,359
4,000	Gartner, Inc. (a)(b)	46,760
7,829	Global Imaging Systems, Inc. (a)(b)	266,577
3,105	Global Payments, Inc. (b)	241,321
5,437	j2 Global Communications, Inc. (a)(b)	219,764
5,583	Jack Henry & Associates, Inc.	108,310
2,091	Kronos, Inc. (a)	93,342
4,838	Lam Research Corp. (a)(b)	147,414
3,692	Macrovision Corp. (a)(b)	70,517
3,242	Microchip Technology, Inc. (b)	97,649
1,800	Paxar Corp. (a)	30,330
4,667	Plantronics, Inc.	143,790
3,597	Reynolds & Reynolds Co.	98,594
6,300	Serena Software, Inc. (a)(b)	125,559
4,400	Silicon Laboratories, Inc. (a)(b)	133,716
5,400	Sonic Solutions, Inc. (a)	116,100
3,529	Take-Two Interactive Software, Inc. (a)(b)	77,956
7,401	Talx Corp.	242,679
6,397	Trimble Navigation Ltd. (a)	215,515
4,775	WebEx Communications, Inc. (a)(b)	117,035
		4,655,508
Materials - 3.2%
1,974	Cleveland-Cliffs, Inc. (b)	171,955
3,271	Georgia Gulf Corp.	78,766
7,580	Lyondell Chemical Co. (b)	216,940
4,534	MacDermid, Inc.	119,063
4,466	Olin Corp. (b)	84,809
3,614	Peabody Energy Corp.	304,841
		976,374

TOTAL COMMON STOCKS
(Cost $22,658,039)		30,639,579

SHORT TERM INVESTMENTS - 0.7%
Money Market Investments - 0.7%
218,243	First American Prime Obligations Fund	218,243

TOTAL SHORT TERM INVESTMENTS
(Cost $218,243)		218,243

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Growth Portfolio

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 39.6%
Commercial Paper: 8.3%
$507,610	CCN Independence, 3.290%, 04/17/06	$507,610
507,610	CCN Orchard Park, 3.190%, 04/06/06	507,610
507,610	Lakeside Funding LLC, 0.000%, 10/11/05	507,610
507,569	Liquid Funding Ltd., 3.540%, 12/12/05	507,569
507,610	Morgan Stanley, 0.000%, 03/01/06	507,610
		2,538,009
Repurchase Agreement: 31.3%
9,644,596	Morgan Stanley, 3.950%, due 10/03/05
	(collaterlized by FNMAs, 0.000%, due 3/1/34 to 12/1/34,
	valued at $10,100,078. Repurchase proceeds are $9,647,770.)	9,644,596

Money Market Investment: 0.0%
35	Merrill Lynch Premier Institutional Fund	35

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $12,182,640)		12,182,640

TOTAL INVESTMENTS
(Cost $35,058,921) - 139.9%		$43,040,462
Liabilities in Excess of Other Assets - (39.9)%		(12,269,674)
TOTAL NET ASSETS - 100.0%		$30,770,788

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	This security or a portion of this security is out on loan at September 30, 2005. Total loaned securities had a market value of $12,441,898 at September 30, 2005.

+	At September 30, 2005 the aggregate unrealized appreciation and depreciation of securities, based on their cost of federal income tax purposes, was as follows:

Cost of investments for tax purposes	$35,139,642
Gross tax unrealized appreciation	8,514,871
Gross tax unrealized depreciation	(614,052)
Net tax unrealized appreciation	$7,900,819

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Mid/Small Value Portfolio

Shares		Value
COMMON STOCKS - 99.3%
Consumer Discretionary - 14.3%
2,370	American Greetings Corp. (b)	$64,938
7,542	Ashworth, Inc. (a)	51,512
4,627	Aztar Corp. (a)(b)	142,558
1,369	Bandag, Inc.	58,675
4,106	Barnes & Noble, Inc.	154,796
1,603	Bassett Furniture Industries, Inc.	29,848
3,329	Borders Group, Inc. (b)	73,804
3,086	Borg-Warner, Inc. (b)	174,236
3,110	Building Materials Holding Corp. (b)	289,821
3,244	Burlington Coat Factory Warehouse Corp.	123,402
3,596	Department 56, Inc. (a)	44,950
8,549	Foot Locker, Inc. (b)	187,565
4,511	Gamestop Corp. (a)	128,067
2,729	Haggar Corp.	77,585
2,016	Hovnanian Enterprises, Inc. (a)(b)	103,219
4,710	Insight Enterprises, Inc. (a)	87,606
2,104	Jack in the Box, Inc. (a)(b)	62,931
1,800	Jakks Pacific, Inc. (a)(b)	29,214
7,370	K2, Inc. (a)	84,018
2,794	Landry's Seafood Restaurants, Inc.	81,864
2,068	Laureate Education, Inc. (a)(b)	101,270
2,200	Lee Enterprises, Inc. (b)	93,456
6,475	Lennar Corp. (b)	386,946
3,008	Lone Star Steakhouse & Saloon, Inc.	78,208
4,510	MDC Holdings, Inc.	355,794
3,637	Men's Wearhouse, Inc./The (a)	97,108
2,389	Modine Manufacturing Co.	87,629
3,361	Mohawk Industries, Inc. (a)(b)	269,720
3,500	Multimedia Games, Inc. (a)(b)	33,985
14,108	Pinnacle Entertainment, Inc. (a)	258,600
2,444	Ryland Group, Inc. (b)	167,218
5,111	ShopKo Stores, Inc. (a)	130,433
1,232	Standard-Pacific Corp. (b)	51,140
3,394	TBC Corp. (a)	117,059
8,000	Toll Brothers, Inc. (a)(b)	357,360
2,800	WCI Communities, Inc. (a)(b)	79,436
7,000	Westwood One, Inc.	139,230
		4,855,201
Consumer Staples - 4.1%
3,332	BJ's Wholesale Club, Inc. (a)(b)	92,630
4,563	Casey's General Stores, Inc.	105,862
3,046	Corn Products International, Inc. (b)	61,438
3,354	Dean Foods Co. (a)	130,336
2,183	J & J Snack Foods Corp.	126,177
2,757	J.M. Smucker Co./The (b)	133,825
2,293	Nash Finch Co.	96,742
7,859	PepsiAmericas, Inc.	178,635
6,605	Smithfield Foods, Inc. (a)	196,036
670	TreeHouse Foods, Inc. (a)	18,009
11,972	Tyson Foods, Inc.	216,095
1,455	Universal Corp.	56,498
		1,412,283
Energy - 7.9%
2,700	Cimarex Energy Co. (a)(b)	122,391
2,467	Forest Oil Corp. (a)	128,531
2,376	Helmerich & Payne, Inc.	143,487
559	Maverick Tube Corp. (a)(b)	16,770

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Value Portfolio

Shares		Value
Energy, Continued
6,992	Newfield Exploration Co. (a)	$343,307
2,625	Oceaneering International, Inc. (a)(b)	140,201
2,670	Offshore Logistics, Inc. (a)	98,790
4,097	Overseas Shipholding Group, Inc.	238,978
5,629	Pioneer Natural Resources Co.	309,145
1,600	Pogo Producing Co.	94,304
1,800	Spinnaker Exploration Co. (a)	116,442
4,018	Swift Energy Co. (a)(b)	183,823
10,064	Veritas DGC, Inc. (a)(b)	368,544
4,208	Weatherford International Ltd. (a)(b)	288,921
3,000	W-H Energy Services, Inc. (a)	97,260
		2,690,894
Financials - 24.8%
3,285	AMB Property Corp. (b)	147,496
4,244	American Financial Group Inc.	143,999
7,296	AmeriCredit Corp. (a)(b)	174,156
1,809	AmerUs Group Co. (b)	103,782
2,005	Anchor BanCorp Wisconsin, Inc.	59,107
5,473	Astoria Financial Corp.	144,597
2,000	Capital Automotive	77,420
3,369	Cash America International, Inc.	69,907
1,303	City National Corp.	91,327
7,309	Colonial BancGroup, Inc./The	163,722
5,410	Colonial Properties Trust	240,637
1,794	Delphi Financial Group, Inc.	83,959
1,600	Entertainment Properties Trust	71,408
3,000	Equity Office Properties Trust (b)	98,130
2,332	Everest Re Group Ltd. (b)	228,303
1,600	Federal Realty Investments Trust (b)	97,488
13,427	Fidelity National Financial, Inc.	597,770
12,491	First American Financial Corp.	570,464
3,228	Flagstar Bancorp, Inc. (b)	51,971
7,634	Fremont General Corp. (b)	166,650
4,107	HCC Insurance Holdings, Inc. (b)	117,173
6,000	Health Care REIT, Inc.	222,540
4,500	Highwoods Properties, Inc. (b)	132,795
4,743	Horace Mann Educators Corp.	93,817
2,400	Hospitality Properties Trust	102,864
4,754	Independence Community Bank Corp. (b)	162,064
3,367	IndyMac Bancorp, Inc. (b)	133,266
12,800	Investment Technology Group, Inc. (a)	378,880
1,933	Jefferies Group, Inc. (b)	84,182
500	LandAmerica Financial Group, Inc. (b)	32,325
7,495	Liberty Property Trust (b)	318,837
3,600	Mack-Cali Realty Corp.	161,784
1,418	MAF Bancorp, Inc.	58,138
4,453	Mercantile Bankshares Corp.	239,928
5,088	Ohio Casualty Corp.	137,987
6,403	Old Republic International Corp.	170,768
4,002	Protective Life Corp.	164,802
748	Provident Bankshares Corp.	26,015
4,339	Radian Group, Inc.	230,401
4,194	Raymond James Financial, Inc.	134,711
12,568	RLI Corp.	581,396
1,750	Selective Insurance Group	85,575
1,630	Stancorp Financial Group, Inc.	137,246
3,217	Sterling Financial Corp.	72,543
5,808	SWS Group, Inc.	95,251
5,244	UICI	188,784

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Value Portfolio

Shares		Value
Financials, Continued
12,334	W.R. Berkley Corp.	$486,946
4,198	Washington Federal, Inc. (b)	94,707
1,674	Webster Financial Corp.	75,263
2,033	Zenith National Insurance Corp.	127,449
		8,430,730
Health Care - 8.1%
1,800	Chemed Corp.	78,012
3,453	Community Health Systems, Inc. (a)(b)	134,011
5,769	Conmed Corp. (a)	160,840
10,123	Cross Country Healthcare, Inc. (a)	187,883
2,196	Datascope Corp.	68,120
3,654	DJ Orthopedics, Inc. (a)(b)	105,747
6,360	Health Net, Inc. (a)(b)	300,955
1,396	LifePoint Hospitals, Inc. (a)(b)	61,047
4,703	Omnicare, Inc. (b)	264,450
3,283	Owens & Minor, Inc.	96,356
6,542	PacifiCare Health Systems, Inc. (a)(b)	521,921
4,408	Parexel International Corp. (a)	88,557
2,760	Pediatrix Medical Group, Inc. (a)(b)	212,023
5,649	RehabCare Group, Inc. (a)	115,917
4,000	Steris Corp. (a)	95,160
2,336	Sunrise Senior Living, Inc. (a)(b)	155,904
2,034	Vital Signs, Inc.	93,747
		2,740,650
Industrials - 15.1%
7,939	AAR Corp. (a)	136,392
5,154	AGCO Corp. (a)(b)	93,803
2,197	Alexander & Baldwin, Inc.	116,968
5,643	Applied Industrial Technologies, Inc.	202,471
4,099	Arkansas Best Corp.	142,932
4,837	Astec Industries, Inc. (a)	137,322
6,266	Briggs & Stratton Corp. (b)	216,741
4,700	Coinstar, Inc. (a)	86,997
4,019	Consolidated Graphics, Inc. (a)	173,018
2,289	Curtiss-Wright Corp.	141,254
4,133	DRS Technologies, Inc.	204,005
3,149	Esterline Technologies Corp. (a)	119,316
5,018	Flowserve Corp. (a)(b)	182,404
2,768	G&K Services, Inc.	109,031
2,560	Gardner Denver, Inc. (a)	114,176
9,400	Herley Industries, Inc. (a)	175,122
2,906	Hughes Supply, Inc. (b)	94,736
4,066	Mobile Mini, Inc. (a)(b)	176,261
4,883	Moog, Inc. (a)(b)	144,146
2,782	NCO Group, Inc. (a)(b)	57,476
2,353	Reliance Steel & Aluminum Co. (b)	124,544
3,744	Robbins & Myers, Inc.	84,165
3,169	School Specialty, Inc. (a)	154,584
2,154	Sequa Corp. (a)	127,086
7,300	Shaw Group Inc./The (a)(b)	180,018
3,573	Sourcecorp (a)	76,605
2,200	Stewart & Stevenson Services, Inc.	52,470
3,900	Thomas & Betts Corp. (a)	134,199
3,770	Timken Co./The	111,705
1,603	United Stationers, Inc. (a)	76,720
4,933	Universal Forest Products, Inc.	282,760
4,500	Viad Corp.	123,075
3,200	Volt Information Sciences, Inc. (a)	65,024
2,787	Waste Connections, Inc. (a)(b)	97,768

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Value Portfolio

Shares		Value
Industrials, Continued
3,844	Watsco, Inc. (b)	$204,155
2,853	Watts Water Technologies, Inc.	82,309
4,711	Werner Enterprises, Inc.	81,453
1,984	Woodward Governor Co.	168,739
1,740	Yellow Roadway Corp. (a)(b)	72,071
		5,124,021
Information Technology - 9.9%
7,092	Aeroflex, Inc. (a)(b)	66,381
3,625	Agilysys, Inc.	61,045
2,020	Anixter International, Inc. (b)	81,467
8,427	Arrow Electronics, Inc. (a)	264,271
4,931	Audiovox Corp. (a)	68,935
4,903	Avnet, Inc. (a)	119,878
4,274	Belden CDT, Inc. (b)	83,044
9,437	BISYS Group, Inc. (a)	126,739
3,069	Black Box Corp.	128,775
6,373	Cadence Design Systems, Inc. (a)(b)	102,988
5,751	CheckFree Corp. (a)(b)	217,503
8,151	Ciber, Inc. (a)	60,562
9,042	EPIQ Systems, Inc. (a)	197,296
7,160	Fair, Isaac and Co., Inc. (b)	320,768
4,800	Global Imaging Systems, Inc. (a)(b)	163,440
5,300	Macrovision Corp. (a)(b)	101,230
6,057	Methode Electronics, Inc.	69,777
3,800	Paxar Corp. (a)	64,030
7,400	Photronics, Inc. (a)	143,560
3,915	Polycom, Inc. (a)(b)	63,305
8,615	SanDisk Corp. (a)(b)	415,674
13,651	Symmetricom, Inc. (a)	105,659
4,096	Tech Data Corp. (a)(b)	150,364
8,595	THQ, Inc. (a)	183,245
		3,359,936
Materials - 6.7%
6,577	Aleris International, Inc. (a)	180,539
1,796	AptarGroup, Inc.	89,459
5,151	Brush Engineered Materials, Inc. (a)	81,798
7,544	Buckeye Technologies, Inc. (a)	61,257
1,723	Cabot Corp.	56,876
1,816	Chaparral Steel Co. (a)	45,800
7,804	Commercial Metals Co. (b)	263,307
3,400	FMC Corp. (a)(b)	194,548
1,820	Lubrizol Corp. (b)	78,861
1,256	Minerals Technologies, Inc. (b)	71,856
4,835	Myers Industries, Inc.	56,279
17,135	PolyOne Corp. (a)	103,838
3,766	Quanex Corp.	249,385
5,291	RPM International, Inc.	97,354
4,608	RTI International Metals, Inc. (a)	181,325
6,378	Ryerson Tull, Inc. (b)	135,851
3,999	Schulman (A.), Inc.	71,782
2,182	Schweitzer-Mauduit International, Inc.	48,702
658	Steel Dynamics, Inc. (b)	22,346
5,026	Steel Technologies, Inc.	130,324
3,070	Valspar Corp. (b)	68,645
		2,290,132
Telecommunication Services - 0.6%
5,200	Telephone & Data Systems, Inc. (b)	202,800
Utilities - 7.9%
8,870	Avista Corp.	172,078

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Value Portfolio

Shares		Value
Utilities, Continued
6,700	Centerpoint Energy, Inc. (b)	$99,629
3,732	Central Vermont Public Service Corp.	65,310
790	Great Plains Energy, Inc. (b)	23,629
2,617	Green Mountain Power Corp.	86,178
11,400	NiSource, Inc.	276,450
3,856	OGE Energy Corp. (b)	108,353
3,603	ONEOK, Inc. (b)	122,574
14,839	Pepco Holdings, Inc. (b)	345,303
3,183	PNM Resources, Inc. (b)	91,257
3,432	SCANA Corp.	144,968
54,410	Sierra Pacific Resources (a)(b)	807,988
5,984	UGI Corp.	168,450
5,695	Unisource Energy Corp.	189,302
		2,701,469

TOTAL COMMON STOCKS
(Cost $25,626,038)		33,808,116

CORPORATE BOND - 0.2%
Industrials - 0.2%
2,043	Mueller Industries, Inc., 6.000%, 11/01/2014	56,734

TOTAL CORPORATE BOND
(Cost $63,388)		56,734

SHORT TERM INVESTMENT - 0.6%
Money Market Investments - 0.6%
223,596	First American Prime Obligations Fund	223,596

TOTAL SHORT TERM INVESTMENT
(Cost $223,596)		223,596

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 36.0%
Commercial Paper: 7.5%
$510,923	CCN Independence, 3.290%, 04/17/06	510,923
510,923	CCN Orchard Park, 3.190%, 04/06/06	510,923
510,923	Lakeside Funding LLC, 0.000%, 10/11/05	510,923
510,881	Liquid Funding Ltd., 3.540%, 12/12/05	510,881
510,923	Morgan Stanley, 0.000%, 03/01/06	510,923
		2,554,573
Repurchase Agreement: 28.5%
9,707,539	Morgan Stanley, 3.950%, due 10/03/05
	(collaterlized by FNMAs, 0.000%, due 3/1/34 to 12/1/34,
	valued at $10,165,994. Repurchase proceeds are $9,710,734.)	9,707,539

Money Market Investment: 0.0%
35	Merrill Lynch Premier Institutional Fund	35

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $12,262,147)		12,262,147

TOTAL INVESTMENTS
(Cost $38,175,169) - 136.1%		$46,350,593
Liabilities in Excess of Other Assets - (36.1)%		(12,304,539)
TOTAL NET ASSETS - 100.0%		$34,046,054

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Mid/Small Value Portfolio

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	This security or a portion of this security is out on loan at September 30, 2005. Total loaned securities had a market value of $ 12,565,572 at September 30, 2005.

+	At September 30, 2005 the aggregate unrealized appreciation and depreciation of securities, based on their cost of federal income tax purposes, was as follows:

Cost of investments for tax purposes	$38,175,169
Gross tax unrealized appreciation	8,681,922
Gross tax unrealized depreciation	(506,499)
Net tax unrealized appreciation	$8,175,424

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Atlas Portfolio

Shares		Value
COMMON STOCKS - 95.5%
Austria - 6.6%
35,200	Erste Bank Der Oesterreichischen Sparkassen AG	$1,881,901
73,800	Immofinanz Immobilien Analgen (a)	714,637
50,000	OMV AG	2,968,102
56,000	Telekom Austria AG	1,113,474
19,600	Wienerberger Baustoffindustr AG (b)	772,132
		7,450,246
Brazil - 11.1%
22,700	Aracruz Celulose SA, ADR	921,166
4,700	Banco Itau Holding Financeira SA, ADR	557,702
16,000	Cia Energetica De Minas Gerais SA, ADR	609,280
33,200	Cia Siderurgica Nacional SA, ADR	770,904
32,400	Cia Vale Do Rio Doce, ADR	1,421,064
1,600	Companhia De Bebidas Das Americas-CM, ADR	48,000
8,000	Companhia De Bebidas Das Americas-PR, ADR	297,440
40,000	Contax Participacoes SA, ADR (a)	24,848
41,600	Gerdau SA, ADR	621,088
45,000	iShares MSCI Brazil Index Fund	1,499,400
58,200	Petroleo Brasileiro SA, ADR	3,710,250
40,000	Tele Norte Leste Participacoes SA, ADR	661,200
25,900	Uniao de Bancos Brasileiros SA (Unibanco), GDR, ADR	1,362,340
		12,504,682
China - 10.9%
729,000	Angang New Steel Co. (b)	408,196
3,652,000	China Eastern Airlines Corp., Ltd. (b)	568,811
67,050	China Mobile Ltd./HK, ADR	1,652,112
35,800	China Petroleum & Chemical Corp., ADR	1,620,308
2,800,000	China Shipping Container Lines Co., Ltd. (a)(b)	1,126,314
4,012,000	China Telecom Corp., Ltd	1,510,562
12,200	China Yuchai International Ltd.	125,538
9,300	CNOOC Ltd., ADR	671,367
4,600,000	CNPC Hong Kong Ltd.	988,840
1,200,000	Digital China Holdings Ltd.	347,548
1,136,000	PetroChina Co., Ltd.	950,481
1,202,000	Sinopec Shanghai Petrochemical Co., Ltd.	421,621
290,000	Sinopec Zhenhai Refining & Chemical Co., Ltd (b)	317,299
2,568,000	Sinotrans Ltd.	900,768
902,000	TPV Technology Ltd.	644,394
		12,254,159
France - 12.4%
38,300	AXA SA, ADR	1,054,399
18,000	BNP Paribas	1,367,814
8,100	Cie Generale d'Optique Essilor International SA	670,499
9,000	Compagnie De Saint-Gobain	517,499
20,700	France Telecom SA, ADR	595,125
5,400	Groupe Danone (a)	581,618
7,789	La Farge S.A.	684,994
6,400	Lagardere S.C.A.	454,040
7,000	L'oreal SA	542,020

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Atlas Portfolio

Shares		Value
France, continued
5,700	Renault SA	$539,629
46,600	Sanofi-Aventis, ADR	1,936,230
6,200	Schneider Electric SA, ADR	489,385
11,100	Societe Generale	1,266,228
26,100	Suez SA	754,136
13,200	Total Fina Elf SA, ADR	1,792,824
8,400	Vinci SA (a)(b)	723,085
		13,969,525
Germany - 14.2%
11,500	Allianz AG	1,552,952
3,700	Altana AG	206,926
18,500	BASF AG, ADR	1,394,900
28,900	Bayer AG, ADR	1,063,520
6,100	Celesio AG	532,573
5,800	Continental AG	475,790
19,400	DaimlerChrysler AG	1,030,528
19,600	Deutsche Bank AG	1,832,992
65,000	Deutsche Telekom AG, ADR	1,185,600
17,300	E. On AG	1,592,095
3,100	Fresenius Medical Care AG (b)	282,309
8,900	Linde AG	656,740
12,800	MAN AG	655,878
5,900	Muenchener Rueckversicherungs-Gesellschaft AG	673,395
15,800	RWE AG	1,044,032
15,600	SAP AG, ADR	675,948
6,500	Schering AG	411,780
29,700	Thyssen Krupp AG	620,869
		15,888,827
Japan - 0.6%
10,800	Takeda Pharmaceutical Co., Ltd. (b)	643,157
Mexico - 6.6%
62,400	America Movil SA de CV, ADR	1,642,368
30,158	Cemex SA de CV, ADR	1,577,263
309,000	Grupo Carso SA de CV	683,316
100,000	Grupo Financiero Banorte SA de CV	893,753
8,600	Grupo Televisa SA, GDR, ADR	616,706
27,600	Telefonos de Mexico SA de CV, ADR	587,052
282,428	Wal-Mart de Mexico SA de CV (a)	1,437,343
		7,437,801
Netherlands - 5.1%
34,233	ABN AMRO Holding NV, ADR	821,592
33,469	Aegon NV, ADR	498,692
10,200	Akzo Nobel NV	444,469
9,700	Corio NV	562,876
11,200	DSM NV (a)	439,873
37,500	ING Groep NV, ADR	1,117,125
35,000	Koninklijke (Royal) KPN NV	313,690
26,600	Koninklijke (Royal) Philips Electronics NV, ADR	709,688
10,700	Unilever NV, ADR	764,515
		5,672,520

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Atlas Portfolio

Shares		Value
Norway - 11.2%
148,100	DNB NOR ASA	$1,526,012
20,500	Frontline Ltd. (b)	910,638
23,000	Norsk Hydro ASA	2,573,540
25,300	Orkla ASA	959,723
98,800	Statoil ASA	2,450,808
137,200	Storebrand ASA	1,340,396
119,600	Telenor ASA	1,068,036
94,000	Yara International ASA	1,696,790
		12,525,943
Republic of Korea (South) - 8.2%
70,200	Daegu Bank	854,105
6,200	Daelim Industrial Co.	437,159
12,500	Hanjin Shipping Co., Ltd.	292,193
2,200	Hyundai Motor Co.	171,771
4,200	Kookmin Bank, ADR(a)	248,850
26,000	Korea Electric Power Corp.	886,735
19,700	Korean Air Lines Co., Ltd.	358,583
14,000	LG Chemical Ltd.	602,205
2,500	LG Electronics, Inc.	167,412
13,900	LS Cable Ltd.	388,837
13,300	Poongsan Corp.	157,995
21,800	Posco, ADR	1,233,008
4,000	Samsung Electronics Co., Ltd.	2,253,241
17,400	Samsung Fine Chemicals Co., Ltd.	444,239
130	Samsung SDI Co., Ltd.	13,513
8,200	SK Telecom, ADR	475,269
1,800	Yuhan Corp.	236,246
		9,221,361
Switzerland - 0.4%
3,300	Roche Holding AG	458,390
Thailand - 6.8%
242,000	Advanced Info Services Public Co., Ltd. (b)	636,765
401,500	Bangkok Bank Public Co., Ltd. (b)	1,027,104
726,000	Bangkok Expressway Public Co., Ltd.	428,047
325,000	Electricity Generating Public Co., Ltd.	581,983
391,000	Kasikornbank Public Co., Ltd.	595,383
547,600	Kiatnakin Finance Public Co., Ltd	416,921
66,000	PTT Exploration & Production Co., Ltd.	752,540
225,300	PTT Public Co., Ltd.	1,339,340
374,000	Shin Corporation Public Co., Ltd.	373,590
133,200	Siam Cement Public Co., Ltd.	759,381
264,000	Siam Commercial Bank Public Co., Ltd.	331,246
382,000	Thai Airways International Public Co., Ltd.	346,681
		7,588,981
United Kingdom - 1.4%
20,000	AstraZeneca Plc, ADR	942,000
12,000	GlaxoSmithKline Plc, ADR	615,360
		1,557,360
TOTAL COMMON STOCKS
(Cost $84,756,123)		107,172,952

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Atlas Portfolio

Shares		Value
PREFERRED STOCKS: 1.4%
Brazil - 1.4%
383,000	Sadia SA	$1,154,445
17,600	Usinas Siderurgicals de Minas Gerais SA	410,941

TOTAL PREFERRED STOCKS
(Cost $1,154,951)		1,565,386

SHORT TERM INVESTMENTS - 4.2%
Money Market Investments - 4.2%
4,711,554	First American Prime Obligations Fund	4,711,554

TOTAL SHORT TERM INVESTMENTS
(Cost $4,711,554)		4,711,554

Principal Amount		Value
INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 4.5%
Repurchase Agreement: 4.5%
$ 700,000	Citigroup Global Markets Inc., 3.900%, due 10/03/2005
	(collateralized by U.S. Government Agency, 5.000%,
	due 6/1/2035 to 7/1/2035, valued at $714,000. Repurchase proceeds
	are $700,076.)	700,000

910,000	Daiwa Securities America, Inc., 3.950%, due 10/03/2005
	(collateralized by U.S. Government Agency, 0.000% to 9.000%,
	due 11/4/2005 to 5/1/2042, valued at $928,200. Repurchase
	proceeds are $910,100.)	910,000

500,000	Goldman Sachs & Co., 3.900%, due 10/03/2005
	(collateralized by U.S. Government Agency, 3.500% to 11.000%,
	due 2/1/2006 to 10/1/2035, valued at $510,000. Repurchase
	proceeds are $500,054.)	500,000

900,000	Merrill Lynch GSI, 3.920%, due 10/03/2005
	(collateralized by U.S. Government Agency, 4.000% to 8.000%,
	due 1/1/2011 to 9/1/2035, valued at $918,002. Repurchase
	proceeds are $900,098.)	900,000

1,000,000	Morgan Stanley & Co., Inc., 3.910%, due 10/03/2005
	(collateralized by U.S. Government Agency, 5.000% to 5.500%,
	due 9/1/2033 to 7/1/2035, valued at $1,020,000. Repurchase
	proceeds are $1,000,109.)	1,000,000

1,000,000	Wachovia Securities, 3.850%, due 10/03/2005
	(collateralized by U.S. Government Agency, 2.000% to 9.500%,
	due 1/15/2006 to 9/20/2033, valued at $1,007,195. Repurchase
	proceeds are $1,000,107.)	1,000,000

Schedule of Investments
September 30, 2005 (Unaudited), Continued
Rochdale Atlas Portfolio
Principal Amount	Value
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $5,010,000)	$5,010,000

TOTAL INVESTMENTS
(Cost $95,632,628) - 105.5%	$118,459,892
Liabilities in Excess of Other Assets - (5.5)%	(6,191,152)
TOTAL NET ASSETS - 100.0%	$112,268,740

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	This security or a portion of this security is out on loan at September 30, 2005. Total loaned securities had a market value of $4,797,378 at September 30, 2005.

+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$95,632,628
Gross tax unrealized appreciation	23,612,833
Gross tax unrealized depreciation	(785,569)
Net tax unrealized appreciation	$22,827,264

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Atlas Portfolio

Sector	% of Net Assets
Financials	25.2%
Energy	19.2%
Materials	14.2%
Telecommunication Services	9.5%
Industrials	7.7%
Health Care	6.2%
Funds	5.5%
Consumer Discretionary	5.1%
Utilities	4.9%
Information Technology	4.1%
Consumer Staples	3.9%
TOTAL INVESTMENTS	105.5%
Liabilities in Excess of Other Assets	(5.5)%
TOTAL NET ASSETS	100.0%

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Dividend & Income Portfolio

Shares		Value
COMMON STOCKS - 96.3%
Consumer Discretionary - 5.4%
70,000	Centerplate, Inc.	$829,500
2,162	Cherokee, Inc.	75,627
13,000	DEB Shops, Inc.	282,620
10,000	General Motors Corp.	306,100
7,300	Limited, Inc.	149,139
8,000	PanAmSat Holding Corp.	193,600
		1,836,586
Consumer Staples - 9.2%
4,250	Altria Group, Inc.	313,267
46,500	B & G Foods, Inc.	588,225
15,392	ConAgra Foods, Inc.	380,952
7,035	H.J. Heinz & Co.	257,059
9,871	Kraft Foods, Inc.	301,954
4,360	Procter & Gamble Co.	259,246
2,673	Reynolds American, Inc.	221,912
13,282	UST, Inc.	555,985
8,835	WD-40 Co.	234,216
		3,112,816
Energy - 10.9%
1,100	BP Plc, ADR	77,935
1,100	Buckeye Partners LP	52,415
8,783	ChevronTexaco Corp.	568,524
12	Enbridge Energy Management LLC (a)	663
3,200	Enbridge Energy Partners LP	178,112
3,700	Energy Transfer Partners LP	129,389
1,900	Enterprise Products Partners LP	47,842
12,988	Exxon Mobil Corp.	825,257
2,300	Ferrellgas Partners LP	49,864
11,000	General Maritime Corp.	404,910
2,500	Kinder Morgan Energy Partners LP	132,125
12	Kinder Morgan Management LLC (a)	595
1,200	Northern Border Partners LP	57,420
6,911	Occidental Petroleum Corp.	590,407
7,000	Ship Finance International Ltd.	140,000
6,200	TEPPCO Partners LP	251,720
3,250	Valero LP	185,185
		3,692,363
Financials - 18.7%
17,880	ACM Income Fund, Inc.	149,119
9,510	AmSouth Bancorp.	240,223
14,002	Bank of America Corp.	589,484
4,825	BlackRock Limited Duration Income Trust	87,911
3,740	Blackrock Preferred Opportunity Trust Fund	91,667
4,470	BlackRock Strategic Bond Trust	63,921
19,434	Calamos Convertible Opportunities and Income Fund	389,652
5,901	Comerica, Inc.	347,569
17,870	First Commonwealth Financial Corp.	238,207
12,659	FirstMerit Corp.	339,135
8,733	KeyCorp	281,639
11,826	Loews Corp. - Carolina Group	468,664
5,756	National City Corp.	192,481
5,935	NBT Bancorp, Inc.	140,007
32,240	Nuveen Quality Preferred Income Fund II	439,109
17,323	People's Bank	502,021
14,702	Plum Creek Timber Co., Inc.	557,353
7,889	Regions Financial Corp.	245,506
6,067	St. Paul Cos., Inc./The	272,226

Schedule of Investments
September 30, 2005 (Unaudited), continued
Rochdale Dividend & Income Portfolio

Shares		Value
Financials, continued
7,709	Susquehanna Bancshares, Inc.	$185,324
25,550	Trustco Bank Corp.	320,141
7,513	Whitney Holding Corp.	203,151
		6,344,510
Health Care - 1.9%
15,440	Bristol-Myers Squibb Co.	371,486
9,150	Merck & Co., Inc.	248,971
875	Schering-Plough Corp.	18,419
		638,876
Industrials - 3.4%
1,400	3M Co.	102,704
1,800	Cooper Industries Ltd.	124,452
3,000	Deluxe Corp.	120,480
5,940	Donnelley (R.R.) & Sons Co.	220,196
6,122	Federal Signal Corp.	104,625
10,947	General Electric Co.	368,585
1,872	Honeywell International, Inc.	70,200
1,000	Macquarie Infrastructure Co. Trust	28,200
		1,139,442
Information Technology - 2.1%
4,074	Landauer, Inc.	199,626
20,000	Microsoft Corp.	514,600
		714,226
Materials - 3.9%
10,688	Dow Chemical Co.	445,369
3,980	Du Pont (E.I.) de Nemours and Co.	155,897
3,000	Fording Canadian Coal Trust	127,710
10,000	Olin Corp.	189,900
7,000	USEC, Inc.	78,120
4,823	Weyerhaeuser Co.	331,581
		1,328,577
REITS - 22.7%
2,500	AmREIT	19,550
8,914	Camden Property Trust	496,955
7,264	Colonial Properties Trust	323,103
20,271	First Industrial Realty Trust, Inc.	811,854
3,920	General Growth Properties, Inc.	176,126
17,563	Glenborough Realty Trust, Inc.	337,210
17,609	Glimcher Realty Trust	430,892
14,046	Health Care Property Investors, Inc.	379,102
10,260	Health Care REIT, Inc.	380,543
38,813	HRPT Properties Trust	481,669
8,885	Liberty Property Trust	377,968
4,838	The Macerich Co.	314,180
5,130	Mack-Cali Realty Corp.	230,542
20,179	Nationwide Health Properties, Inc.	470,171
11,012	New Plan Excel Realty Trust	252,725
9,973	Pennsylvania Real Estate Investment Trust	420,661
7,536	Sovran Self Storage, Inc.	368,887
22,792	Tanger Factory Outlet Centers, Inc.	633,845
21,355	Trustreet Properties, Inc.	334,206
13,115	Washington Real Estate Investment Trust	408,008
3,000	Windrose Medical Properties Trust	45,840
		7,694,037
Telecommunication Services - 2.5%
7,000	Iowa Telecommunications Services, Inc.	117,740
12,945	SBC Communications, Inc.	310,292
5,000	Valor Communications Group, Inc.	68,150
10,867	Verizon Communications, Inc.	355,242
		851,424

Schedule of Investments
September 30, 2005 (Unaudited), continued
Rochdale Dividend & Income Portfolio

Shares		Value
Utilities - 15.6%
3,700	Amerigas Partners LP	$119,066
15,000	Atmos Energy Corp.	423,750
6,094	Cinergy Corp.	270,634
4,536	Cleco Corp.	106,959
3,804	Dominion Resources, Inc.	327,677
6,755	DTE Energy Co.	309,784
12,452	Equitable Resources, Inc.	486,375
14,010	Hawaiian Electric Industries, Inc.	390,599
8,563	KeySpan Corp.	314,947
11,986	National Fuel Gas Co.	409,921
4,682	NiSource, Inc.	113,538
8,396	Northwest Natural Gas Co.	312,499
4,470	Peoples Energy Corp.	176,029
4,185	Pinnacle West Capital Corp.	184,475
4,329	Progress Energy, Inc.	193,723
5,503	Public Service Enterprise Group, Inc.	354,173
10,000	Scottish Power Plc, ADR	402,400
6,200	Suburban Propane Partners LP	177,878
10,000	United Utilities Plc, ADR	234,300
		5,308,727
TOTAL COMMON STOCKS
(Cost $29,549,363)		32,661,584

SHORT TERM INVESTMENTS - 2.7%
Money Market Investments - 2.7%
923,006	First American Prime Obligations Fund	923,006

TOTAL SHORT TERM INVESTMENTS
(Cost $923,006)		923,006

TOTAL INVESTMENTS
(Cost $30,472,369) - 99.0%		$33,584,590
Other Assets in Excess of Liabilities - 1.0%		334,708
TOTAL NET ASSETS - 100.0%		$33,919,298

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$30,472,369
Gross tax unrealized appreciation	4,084,172
Gross tax unrealized depreciation	(971,951)
Net tax unrealized appreciation	$3,112,221

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Intermediate Fixed Income Portfolio

Principal Amount		Value
CORPORATE BONDS - 55.4%
Consumer Discretionary - 8.4%
	May Department Stores Co.
$ 585,000	10.625%, 11/01/2010	$712,811
	Pulte Homes, Inc.
500,000	5.250%, 01/15/2014	481,030
	Snap-On, Inc.
200,000	6.625%, 10/01/2005	200,000
	Time Warner, Inc.
500,000	6.875%, 05/01/2012 (b)	546,443
	Walt Disney Co.
200,000	5.620%, 12/01/2008	199,803
		2,140,087
Energy - 4.5%
	Burlington Resources, Inc.
130,000	8.200%, 03/15/2025	168,259
	Kinder Morgan Energy Partners LP
500,000	5.000%, 12/15/2013 (b)	491,723
	Louisiana Land & Exploration
100,000	7.650%, 12/01/2023	122,384
	Noble Corp.
325,000	6.950%, 03/15/2009	346,687
		1,129,053
Financials - 33.0%
	Allstate Life Global Fund
500,000	3.380%, 04/02/2007	498,680
	Bank of America Corp.
130,000	7.800%, 02/15/2010	145,093
	Chubb Corp.
350,000	7.125%, 12/15/2007	367,923
	First Union Corp.
125,000	6.300%, 04/15/2028	130,229
	General Electric Capital Corp.
175,000	8.750%, 05/21/2007	186,530
	Hartford Life Global Fund
500,000	3.760%, 03/15/2008	494,305
	HSBC Bank Plc
100,000	7.625%, 06/15/2006	102,076
	HSBC USA Capital Trust
400,000	7.530%, 12/04/2026	425,002
	HSBC USA, Inc.
100,000	8.375%, 02/15/2007	104,653
	International Lease Finance Corp.
450,000	5.700%, 07/03/2006	453,264
	Janus Capital Group, Inc.
310,000	7.000%, 11/01/2006	315,779
	JP Morgan Chase & Co.
340,000	7.000%, 11/15/2009	367,716
	JP Morgan Chase Bank
500,000	6.700%, 08/15/2008	527,572
	Lehman Brothers Holdings, Inc.
250,000	4.230%, 09/08/2008 (a)	250,000
250,000	4.210%, 07/14/2008	250,000

Schedule of Investments
September 30, 2005 (Unaudited), continued
Rochdale Intermediate Fixed Income Portfolio

Principal Amount		Value
Financials, continued
	Morgan JP & Co., Inc
$ 500,000	0.000%, 04/24/2027	$92,604
	Salomon Smith Barney Holdings, Inc.
250,000	7.300%, 08/01/2013	278,824
	SLM Corp.
1,000,000	5.250%, 01/01/2014 (a)	988,700
250,000	4.650%, 01/31/2014	248,723
100,000	3.630%, 12/15/2009	97,718
	Suntrust Banks, Inc.
25,000	6.000%, 02/15/2026	26,776
	Toyota Motor Credit Corp.
500,000	3.660%, 11/26/2007	497,075
	Transamerica Corp.
1,295,000	9.375%, 03/01/2008	1,418,476
	Union Planters Bank NA
100,000	6.500%, 03/15/2018	103,923
		8,371,641
Health Care - 0.1%
	Cigna Corp.
25,000	8.250%, 01/01/2007	25,999
Industrials - 1.4%
	CSX Transportation, Inc.
100,000	6.400%, 03/15/2006	100,887
	Ryder System, Inc.
25,000	9.875%, 05/15/2017	26,822
	Union Pacific Corp.
250,000	3.625%, 06/01/2010	236,763
		364,472
Information Technology - 0.2%
	First Data Corp.
50,000	6.375%, 12/15/2007	51,752
Telecommunication Services - 0.8%
	Airtouch Communication Vodafone Group
180,000	6.650%, 05/01/2008	188,763
Utilities - 7.0%
	Dominion Resources, Inc.
250,000	5.700%, 09/17/2012	257,970
	Duke Energy Corp.
300,000	4.200%, 10/01/2008 (b)	295,377
	Indianapolis Power & Light
200,000	7.375%, 08/01/2007	208,410
	National Rural Utilities
300,000	6.550%, 11/01/2018	338,728
	PP&L, Inc.
40,000	6.550%, 03/01/2006	40,349
	Rochester Gas & Electric Corp.
250,000	5.840%, 12/22/2008	259,023
	Virginia Electric and Power Co.
175,000	7.000%, 01/01/2024	178,522
	West Texas Utilities Co.
200,000	7.750%, 06/01/2007	209,312
		1,787,691
TOTAL CORPORATE BONDS
(Cost $13,999,921)		14,059,458

Schedule of Investments
September 30, 2005 (Unaudited), continued
Rochdale Intermediate Fixed Income Portfolio

Shares/
Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.9%
U.S. Government Non-Mortgage-Backed Securities: 17.6%
	Federal Farm Credit Bank
$ 260,000	3.550%, 06/01/2006	$258,748
	Federal Home Loan Bank
500,000	3.350%, 07/11/2006	498,670
500,000	3.360%, 04/27/2007 (a)	499,060
200,000	3.750%, 07/18/2008	198,537
1,000,000	4.850%, 04/22/2013 (b)	987,621
500,000	5.300%, 03/13/2018	492,655
250,000	4.000%, 05/30/2006	249,512
500,000	3.250%, 06/16/2008	497,369
300,000	3.000%, 10/26/2009	295,105
250,000	5.000%, 09/02/2010	249,676
250,000	4.000%, 09/22/2010	249,334
		4,476,287
Other Mortgage-Backed Securities: 19.3%
	Federal Home Loan Mortgage Corp.
1,000,000	4.750%, 12/08/2010 (b)	999,347
250,000	5.250%, 11/05/2012 (b)	248,371
	Federal National Mortgage Association
750,000	4.651%, 02/17/2009 (a)(b)	747,172
1,000,000	5.000%, 11/23/2011 (b)	995,119
250,000	6.500%, 04/24/2017	252,083
1,000,000	5.750%, 11/07/2017 (b)	1,000,116
173,940	5.298%, 02/25/2019	155,800
	Federal National Mortgage Association Discount Note
500,000	3.349%, 11/02/2005	498,555
		4,896,563
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,485,738)		9,372,850

COMMON STOCKS - 2.6%
Consumer Discretionary - 0.8%
16,600	Centerplate, Inc.	196,710
Consumer Staples - 0.4%
8,500	B & G Foods, Inc.	107,525
Utilities - 1.4%
6,290	Select Sector SPDR Fund	211,344
5,000	Suburban Propane Partners LP	143,450
		354,794
TOTAL COMMON STOCKS
(Cost $624,915)		659,029

PREFERRED STOCKS - 2.7%
Closed-end Funds - 2.7%
	Cohen & Steers Advantage Income Realty Fund, Inc.
3	3.810%	75,000
	F&C Claymore PFD Security, Inc.
10	3.839%	250,000
	ING Prime Rate Trust
5	3.740%	125,000
	PIMCO Corporate Opportunity
6	3.850%	150,000
	PIMCO High Income Fund
3	3.839%	75,000
TOTAL PREFERRED STOCKS
(Cost $675,000)		675,000

Schedule of Investments
September 30, 2005 (Unaudited), continued
Rochdale Intermediate Fixed Income Portfolio

Shares/
Principal Amount		Value
SHORT TERM INVESTMENT - 3.0%
Money Market Investment - 3.0%
767,262	First American Prime Obligations Fund	$767,262
TOTAL SHORT TERM INVESTMENT
(Cost $767,262)		767,262

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 22.6%
Commercial Paper: 4.7%
	CCN Independence
$ 238,674	3.290%, 04/17/2006	238,674
	CCN Orchard Park
238,674	3.190%, 04/06/2006	238,674
	Lakeside Funding LLC
238,674	0.000%, 10/11/2005	238,674
	Liquid Funding Ltd.
238,655	3.540%, 12/12/2005	238,655
	Morgan Stanley
238,674	0.000%, 03/01/2006	238,674
		1,193,351
Repurchase Agreement: 17.9%
4,534,806	Morgan Stanley, 3.950%, due 10/03/2005
	(collateralized by FNMAs, 0.000%, due 3/1/2034 to 12/1/2034,
	valued at $4,748,970. Repurchase proceeds are $4,536,299.)	4,534,806

Money Market Investment: 0.0%
16	Merrill Lynch Premier Institutional Fund	16

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
(Cost $5,728,173)		5,728,173

TOTAL INVESTMENTS
(Cost $31,281,009) - 123.1%		$31,261,772
Liabilities in Excess of Other Assets - (23.1%)		(5,874,515)
TOTAL NET ASSETS - 100.0%		$25,387,257

Footnotes

Percentages are stated as a percent of net assets.

(a)	Variable Rate
(b)	This security or a portion of this security is out on loan at September 30, 2005. Total loaned securities had a market value of $5,868,236 at September 30, 2005.

+	At September 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes	$31,281,009
Gross tax unrealized appreciation	231,695
Gross tax unrealized depreciation	(250,932)
Net tax unrealized depreciation	$(19,237)

Schedule of Investments
September 30, 2005 (Unaudited)
Rochdale Darwin Portfolio

	Shares		Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 4.9%
	9,160	Life Time Fitness, Inc. (a)	$303,562
Consumer Staples - 1.9%
	6,068	Hain Celestial Group, Inc. (a)	117,719
Health Care - 82.1%
	8,807	Advanced Medical Optics, Inc. (a)	334,226
	5,334	Amsurg Corp. (a)	145,938
	5,090	Barr Pharmaceuticals, Inc. (a)	279,543
	6,334	Charles River Laboratories International, Inc. (a)	276,289
	17,165	Connetics Corp. (a)	290,260
	3,856	Coventry Health Care, Inc. (a)	331,693
	13,300	Cytyc Corp. (a)	357,105
	4,295	DaVita, Inc. (a)	197,871
	5,735	Dentsply International, Inc.	309,805
	13,890	First Horizon Pharmaceutical Corp. (a)	275,994
	21,885	Illumina, Inc. (a)	280,347
	7,656	Integra LifeSciences Holdings Corp. (a)	292,919
	5,683	Kinetic Concepts, Inc. (a)	322,794
	5,157	Omnicare, Inc.	289,978
	43,471	Orthovita, Inc. (a)	186,056
	6,051	Psychiatric Solutions, Inc. (a)	328,146
	15,347	Serologicals Corp. (a)	346,228
	5,002	Universal Health Services, Inc.	238,245
			5,083,437
Index Fund - 9.7%
	9,358	Health Care Select Sector SPDR	293,373
	2,332	Midcap SPDR Trust Series 1	305,306
			598,679
TOTAL COMMON STOCKS
(Cost $5,751,340)			6,103,397

SHORT TERM INVESTMENTS - 1.1%
Money Market Investments - 1.1%
	68,366	First American Prime Obligations Fund	68,366

TOTAL SHORT TERM INVESTMENTS
(Cost $68,366)			68,366

TOTAL INVESTMENTS
(Cost $5,819,706) - 99.7%			$6,171,763
Other Assets in Excess of Liabilities - 0.3%			15,572
TOTAL NET ASSETS - 100.0%			$6,187,335

+	At September 30, 2005 the aggregate unrealized appreciation and depreciation of securities, based on their cost of federal income tax purposes, was as follows:

	Cost of investments for tax purposes		$5,819,706
	Gross tax unrealized appreciation		471,276
	Gross tax unrealized depreciation		(119,219)
	Net tax unrealized appreciation		$352,057

SECURITIES SOLD SHORT:
COMMON STOCKS - 98.6%
	Shares		Value
	3,845	DJ Orthopedics, Inc.	111,274
	2,312	Sepracor, Inc.	136,385
TOTAL SECURITIES SOLD SHORT
(Proceeds $230,829)			$247,659

Footnotes
Percentages are stated as a percent of net assets.
(a)	Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rochdale Investment Trust

By (Signature and Title)* /s/ Garrett R. D’Alessandro
  Garrett R. D’Alessandro, President

Date  11/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Garrett R. D’Alessandro
  Garrett R. D’Alessandro, President

Date 11/22/05

By (Signature and Title)*  /s/ Edmund Towers
Edmund Towers, Treasurer

Date 11/22/05

* Print the name and title of each signing officer under his or her signature.